Short-Term and Long-Term Debts - Schedule of Future Maturities of Long-Term Debts (Details)	Jun. 30, 2026 CNY (¥)
Schedule of Future Maturities of Long-Term Debts [Abstract]
Remaining of 2026	¥ 3,470,000
2027	8,430,000
2028	9,970,000
2029	11,510,000
2030	149,249,625
Thereafter
Total	¥ 182,629,625